Financial instruments and fair value disclosures - Master netting agreements derivative financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of offsetting of financial liabilities [line items]
Gross and net amounts in the consolidated balance sheet, financial liabilities		$ 14.6
Financial instruments that are not offset, financial liabilities		8.1
Amount if presented net, financial liabilities		6.5
Foreign exchange forward contracts
Disclosure of offsetting of financial liabilities [line items]
Gross and net amounts in the consolidated balance sheet, financial liabilities	$ 8.0	12.7
Financial instruments that are not offset, financial liabilities	6.5	8.1
Amount if presented net, financial liabilities	$ 1.5	4.6
Other derivative instruments
Disclosure of offsetting of financial liabilities [line items]
Gross and net amounts in the consolidated balance sheet, financial liabilities		1.9
Amount if presented net, financial liabilities		$ 1.9